SCHWAB CAPITAL TRUST

Schwab Target Funds

Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund,

Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund,

Schwab Target 2040 Fund, Schwab Target 2045 Fund, Schwab Target 2050 Fund,

Schwab Target 2055 Fund and Schwab Target 2060 Fund

(collectively, the Funds)

Supplement dated July 27, 2018 to the Funds’ currently effective

Prospectus and Summary Prospectuses

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectuses and should be read in conjunction with the Prospectus and Summary Prospectuses.

Effective July 27, 2018, Patrick Kwok will be added as co-portfolio manager of the Funds, in addition to Zifan Tang, who has previously been the Funds’ sole portfolio manager. Accordingly, the following changes to the Prospectus and Summary Prospectuses are effective July 27, 2018:

1.	The “Portfolio Manager” sections of the Prospectus and each Summary Prospectus are hereby deleted and replaced in their entirety with the following:

Portfolio Managers

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. She has managed the fund since August 2016.

Patrick Kwok, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since July 2018.

2.	The last two paragraphs under the “Fund Management” section on Page 76 of the Prospectus are hereby deleted and replaced in their entirety with the following:

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the funds. She has served as portfolio manager of the funds since August 2016. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the funds. He has served as portfolio manager of the funds since July 2018. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also previously worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in each fund is available in the funds’ SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG103174-00 (07/18)

00214219

SCHWAB CAPITAL TRUST

Schwab Target Funds

Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund,

Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund,

Schwab Target 2040 Fund, Schwab Target 2045 Fund, Schwab Target 2050 Fund,

Schwab Target 2055 Fund and Schwab Target 2060 Fund

(collectively, the Funds)

Supplement dated July 27, 2018 to the Funds’ currently effective

Statement of Additional Information (SAI), as supplemented

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective July 27, 2018, Patrick Kwok will be added as co-portfolio manager of the Funds, in addition to Zifan Tang, who has previously been the Funds’ sole portfolio manager. Accordingly, the following changes to the SAI are effective July 27, 2018:

1.	In the “Portfolio Managers” section on Page 41 of the SAI, the “Other Accounts” sub-section is hereby deleted and replaced in its entirety with the following:

Other Accounts. In addition to the funds, each Portfolio Manager (collectively referred to as the Portfolio Managers) is responsible for the day-to-day management of certain accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of June 29, 2018.

	Registered Investment Companies (this amount does not include the funds in this SAI)		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Zifan Tang	23	$7,404,764,227	0	$0	0	$0
Patrick Kwok	11	$668,331,654	0	$0	0	$0

2.	In the “Portfolio Managers” section on Page 44 of the SAI, the “Ownership of Fund Shares” sub-section is hereby deleted and replaced in its entirety with the following:

Ownership of Fund Shares. The following table shows the dollar amount range of the Portfolio Managers’ “beneficial ownership” of shares of the funds they managed as of June 29, 2018. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the 1934 Act).

Portfolio Manager	Fund	Dollar Range of Fund Shares
Zifan Tang	Schwab Target 2010 Fund	None

	Schwab Target 2015 Fund	None

	Schwab Target 2020 Fund	None

	Schwab Target 2025 Fund	None

	Schwab Target 2030 Fund	None

	Schwab Target 2035 Fund	None

	Schwab Target 2040 Fund	$10,001-$50,000

	Schwab Target 2045 Fund	None

	Schwab Target 2050 Fund	None

	Schwab Target 2055 Fund	None

	Schwab Target 2060 Fund	None
Patrick Kwok	Schwab Target 2010 Fund	None

	Schwab Target 2015 Fund	None

	Schwab Target 2020 Fund	None

	Schwab Target 2025 Fund	None

	Schwab Target 2030 Fund	None

	Schwab Target 2035 Fund	None

	Schwab Target 2040 Fund	None

	Schwab Target 2045 Fund	None

	Schwab Target 2050 Fund	None

	Schwab Target 2055 Fund	None

	Schwab Target 2060 Fund	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG103176-00 (07/18)

00214220

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